Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition, Contingent Consideration [Line Items]
Business combination transaction value	$ 19,668
common stock issued In business combination | shares	666,101
Cash transferred	$ 6,110
Intangible asset acquired	10,719
Goodwill resulting from merger	9,953
Core deposit intangible	10,719
Expenses related to the merger			$ 7,430	$ 7,404	$ 8,070
Core Deposits [Member]
Business Acquisition, Contingent Consideration [Line Items]
Core deposit intangible	$ 766
Intangible asset useful life	7 years
Mississippi Gulf Coast [Member]
Business Acquisition, Contingent Consideration [Line Items]
No of operating banking locations	4
Charter Bank [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business combination transaction value	$ 19,668
common stock issued In business combination | shares	666,101
Cash transferred	$ 6,110
percentage of voting interest acquired	100.00%
Net interest income of acquiree		$ 1,021
Expenses related to the merger			$ 558
Non-interest income		720
Income before income taxes		$ 1,362